Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.61%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.06%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.56%	February 15, 2020
Class B Notes	$47,350,000.00	1.97%	April 15, 2020
Class C Notes	$31,570,000.00	2.16%	August 15, 2020
Class D Notes	$31,570,000.00	2.75%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$513,415.50

Principal:
Principal Collections	$10,589,155.70
Prepayments in Full	$4,069,298.22
Liquidation Proceeds	$145,554.68
Recoveries	$134,034.02
Sub Total	$14,938,042.62
Collections	$15,451,458.12

Purchase Amounts:
Purchase Amounts Related to Principal	$261,465.35
Purchase Amounts Related to Interest	$1,765.35
Sub Total	$263,230.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,714,688.82

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,714,688.82
Servicing Fee	$156,031.04	$156,031.04	$0.00	$0.00	$15,558,657.78
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,558,657.78
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$15,558,657.78
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$15,558,657.78
Interest - Class A-4 Notes	$88,197.78	$88,197.78	$0.00	$0.00	$15,470,460.00
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,470,460.00
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$15,392,727.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,392,727.08
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$15,335,901.08
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,335,901.08
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$15,263,553.16
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$15,263,553.16
Regular Principal Payment	$14,380,608.49	$14,380,608.49	$0.00	$0.00	$882,944.67
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$882,944.67
Residual Released to Depositor	$0.00	$882,944.67	$0.00	$0.00	$0.00
Total		$15,714,688.82

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$14,380,608.49
Total					$14,380,608.49
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$14,380,608.49	$136.30	$88,197.78	$0.84	$14,468,806.27	$137.14
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$14,380,608.49	$8.93	$295,104.62	$0.18	$14,675,713.11	$9.11

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$67,844,447.02	0.6430144	$53,463,838.53	0.5067182
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$178,334,447.02	0.1107736	$163,953,838.53	0.1018410

Pool Information
Weighted Average APR	3.336%	3.340%
Weighted Average Remaining Term	21.60	20.88
Number of Receivables Outstanding	22,706	21,764
Pool Balance	$187,237,250.73	$172,022,287.91
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$178,334,447.02	$163,953,838.53
Pool Factor	0.1118793	0.1027879

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$8,068,449.38
Targeted Overcollateralization Amount	$8,068,449.38
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$8,068,449.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		86	$149,488.87
(Recoveries)		166	$134,034.02
Net Loss for Current Collection Period			$15,454.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0990%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3324%
Second Prior Collection Period			0.6456%
Prior Collection Period			0.5376%
Current Collection Period			0.1032%
Four Month Average (Current and Prior Three Collection Periods)			0.4047%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,776	$14,247,689.72
(Cumulative Recoveries)			$2,271,457.28
Cumulative Net Loss for All Collection Periods			$11,976,232.44
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7156%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,466.71
Average Net Loss for Receivables that have experienced a Realized Loss			$2,073.45

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.25%	345	$3,866,948.42
61-90 Days Delinquent	0.12%	16	$199,781.45
91-120 Days Delinquent	0.08%	8	$129,632.68
Over 120 Days Delinquent	0.41%	50	$701,253.82
Total Delinquent Receivables	2.85%	419	$4,897,616.37

Repossession Inventory:
Repossessed in the Current Collection Period		13	$152,310.26
Total Repossessed Inventory		13	$194,329.72

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3085%
Prior Collection Period			0.3479%
Current Collection Period			0.3400%
Three Month Average			0.3321%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	May 2018
Payment Date	6/15/2018
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer